Segment Information (Tables)	12 Months Ended
Dec. 31, 2013
Segment Reporting Information, Additional Information [Abstract]
Schedule of Product Category Information
Net sales for the product categories are attributed based on those revenues related to sample and assay products and similarly related revenues, and revenues derived from instrumentation sales.

(in thousands)	2013	2012	2011
Net Sales
Consumables and related revenues	$1,140,203	$1,085,596	$1,011,863
Instrumentation	161,781	168,860	157,884
Total	$1,301,984	$1,254,456	$1,169,747

Schedule of Geographical Information
Our official country of domicile is the Netherlands, which reported net sales of $25.2 million, $23.7 million and $23.9 million for the years ended 2013, 2012 and 2011, respectively, and these amounts are included in the line item Europe as shown in the table below.

(in thousands)	2013	2012	2011
Net Sales
Americas:
United States	$532,651	$518,130	$466,502
Other Americas	60,166	42,921	55,137
Total Americas	592,817	561,051	521,639
Europe	482,008	459,321	444,441
Asia Pacific & Rest of World	227,159	234,084	203,667
Total	$1,301,984	$1,254,456	$1,169,747

Schedule of Long Lived Assets

(in thousands)	2013	2012
Long-lived assets
Americas:
United States	$129,342	$131,689
Other Americas	3,079	2,196
Total Americas	132,421	133,885
Europe	300,563	272,227
Asia Pacific & Rest of World	12,060	12,820
Total	$445,044	$418,932